Schedule of net income (loss) per share (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares	Dec. 31, 2022 HKD ($) $ / shares shares
Net income (loss) per share attributable to ordinary shareholders
Net income (loss) for the year	$ (1,993)	$ (15,482)	$ (1,462)	$ 8,653
Weighted average number of basic ordinary shares outstanding	11,059,932	11,059,932	10,084,932	10,000,000
Weighted average number of diluted ordinary shares outstanding	11,059,932	11,059,932	10,084,932	10,000,000
Basic net loss per share (cents) | (per share)	$ (18.02)	$ (139.98)	$ (14.50)	$ 86.53
Diluted net loss per share (cents) | (per share)	$ (18.02)	$ (139.98)	$ (14.50)	$ 86.53